Financing Receivables - Troubled Debt Restructurings (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) loan	Dec. 31, 2021 loan	Dec. 31, 2020 loan
Troubled Debt Restructurings
Loans accounted for as troubled debt restructuring | loan	0	0	0
Commitments to lend additional funds to borrowers whose loans have been restructured | $	$ 0